Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pickens Morningstar Renewable Energy Response ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pickens Morningstar® Renewable Energy Response™ ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pickens Morningstar® Renewable Energy Response™ ETF (the “Fund”) August 15, 2019 Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2019
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective immediately, the Fund’s website has changed to www.renewableenergyetf.com. All references in the Prospectus and SAI to the prior website are revised to reflect the new website.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.renewableenergyetf.com
Supplement Closing [Text Block]	usb_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
Pickens Morningstar Renewable Energy Response ETF | Pickens Morningstar Renewable Energy Response ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RENW